Leases - Summary of Amounts Recognized in Consolidated Income Statements (Details) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Information About Amounts Recognized In Consolidated Income Statement [Abstract]
Depreciation of ROU assets	₱ 4,940	₱ 4,393
Interest expense on lease liabilities (Note 5)	1,125	1,061
Variable lease payments (included in general and administrative expenses) (Note 5)	764	708
Expenses relating to short-term leases (included in general and administrative expenses) (Note 5)	618	378
Expenses relating to leases of low-value assets (included in general and administrative expenses) (Note 5)	2	204
Total amount recognized in consolidated income statements	₱ 7,449	₱ 6,744